Property, Plant and Equipment (Details) - USD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Total property, plant and equipment	$ 7,651,912	$ 5,161,875	$ 5,074,499
Less: accumulated depreciation	(1,094,985)	(831,542)	(553,764)
Total	6,556,927	4,330,333	4,520,735
Machinery and Equipment [Member]
Total property, plant and equipment	7,505,466	5,025,011	4,951,227
Computer And Office Equipment [Member]
Total property, plant and equipment	73,212	68,422	53,933
Vehicles [Member]
Total property, plant and equipment	$ 73,234	$ 68,442	$ 69,339